Impairment testing (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	€ 817,352,000	€ 449,164,000
IXIARO [member]
IfrsStatementLineItems [Line Items]
Discount Rate	7.49%
Risk Free Rate	0.20%
Market Risk Premium	6.68%
Country Risk Premium	0.37%
Currency Risk	1.03%
Leveraged Beta	1.12
Assets	€ 48,200,000	€ 46,700,000
Discount rates	7.49%	7.55%
Increased discount rates applied to cash flow projections	53.11%	54.44%
Increase in discount rates applied to cash flow projections		46.89%
Reduced Revenue Percentage For No Impairmen tLoss	10.00%
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Discount Rate	7.23%
Risk Free Rate	0.20%
Market Risk Premium	6.68%
Country Risk Premium	0.36%
Currency Risk	0.74%
Leveraged Beta	1.13
Assets	€ 13,700,000	€ 15,100,000
Discount rates	7.23%	7.30%
Increased discount rates applied to cash flow projections	13.10%	10.58%
Increase in discount rates applied to cash flow projections		3.28%
Reduced Revenue Percentage For No Impairmen tLoss	10.00%
COVID [member]
IfrsStatementLineItems [Line Items]
Discount Rate	7.77%
Risk Free Rate	0.20%
Market Risk Premium	6.68%
Country Risk Premium	0.49%
Currency Risk	0.46%
Leveraged Beta	1.12
Assets	€ 214,500,000
Discount rates	7.77%
Increased discount rates applied to cash flow projections	75.34%
Reduced Revenue Percentage For No Impairmen tLoss	10.00%
BliNK Biomedical SAS [member]
IfrsStatementLineItems [Line Items]
Discount Rate	6.84%
Risk Free Rate	0.20%
Market Risk Premium	6.49%
Leveraged Beta	1.12
Assets in Course of Construction [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss	€ 100,000
Acquired R&D technology and projects [member]
IfrsStatementLineItems [Line Items]
Impairment loss recognised in profit or loss	€ 100,000